Right-of-use Assets and Lease Liabilities (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Jan. 01, 2020 HKD ($)
Operating lease:
Operating lease right-of-use assets	$ 23,884,854	$ 3,057,888	$ 653,344	$ 541,625
Current operating lease obligation	708,829	90,750	653,344
Non-current operating lease obligation	23,176,025	2,967,138
Total operating lease obligation	$ 23,884,854	$ 3,057,888	$ 653,344